Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 3,482	¥ 3,864	¥ 2,815
Multiemployer plans collective bargaining arrangements, percentage of contribution		96.00%
Defined contribution pension plans, cost recognized	17,603	¥ 17,277	15,077
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	108	779
Foreign Plans
Employee Benefits Disclosure [Line Items]
(Gain) loss on curtailments and settlements			(9,370)
Fair Value of plan assets	224,939	217,870	221,421
Expected contribution in defined benefit pension plan for the year ending December 31, 2017	¥ 8,203
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	40.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	30.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	¥ 6,898	6,190
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	30.00%
Foreign Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	¥ 24
Japanese Plans
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	667,436	626,575	¥ 622,121
Expected contribution in defined benefit pension plan for the year ending December 31, 2017	¥ 14,179
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	20.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	55.00%
Japanese Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Fair Value of plan assets	¥ 128,220	125,759
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	¥ 84	¥ 779